3A. EQUIPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2015
Property and equipment	$ 590,011	$ 566,256
Accumulated depreciation and amortization	(522,869)	(515,231)
Equipment and leasehold improvements, net	67,142	51,025	$ 66,852
Depreciation expense for year ended	9,048	9,777
Computer hardware and software
Property and equipment	196,070	194,528
Machinery and equipment
Property and equipment	258,446	254,533
Molds, tools and dies
Property and equipment	96,557	78,257
Office furniture and fixtures
Property and equipment	$ 38,938	$ 38,938